The Company’s prepaid expenses relate to the following: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses
Research and development	$ 714,716	$ 220,084
Insurance	441,388
Investor relations conferences and services	60,254	44,115
Consulting	50,000
Administrative services	4,198
Prepaid expenses	$ 1,270,556	$ 264,199